Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM MUTUAL FUND TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2014
Retail Class | State Farm Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM MONEY MARKET FUND (MNAXX) (MNBXX) (SAAXX) (SABXX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The State Farm Money Market Fund (the “Money Market Fund” or the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 88 of the Fund’s prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 88 of the Fund’s prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expenses Explanation of Nonrecurring Account Fee [Text]	rr_ExpensesExplanationOfNonrecurringAccountFee	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Unlike the other Funds, the Money Market Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share. The Fund invests exclusively in short-term, U.S. dollar-denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as the World Bank.

Among the securities that the Money Market Fund may invest in are the following:
  Securities issued or guaranteed by the U.S. Government or its agencies, including Treasury Bills, notes, and securities issued by U.S. government agencies such as the Federal National Mortgage Association.
  Commercial paper issued or guaranteed by U.S. corporations and certain other entities that are rated in the two highest rating categories of a Nationally Recognized Statistical Rating Organizations (“NRSRO”).
  Repurchase agreements with certain parties.
  Certain obligations of large (more than $1 billion in total assets) U.S. banks and their subsidiaries (including, certain Canadian affiliates), including, but not limited to, bank notes, commercial paper, and certificates of deposit.
  Other short-term obligations issued by or guaranteed by U.S. corporations, state and municipal governments, or other entities.
  Securities backed by mortgages, consumer loans and other assets.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment by maintaining a stable NAV of $1.00 per share, the Fund may not succeed and you may lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:
  Management Risk.    The assessment by the Fund’s investment adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.
  Interest Rate Risk and Call Risk.    The risk that the bonds the Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.
  Credit Risk.    The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. Corporate bonds are subject to greater credit risk than U.S. Government bonds.
  Income Risk.    The risk that the income from the bonds the Fund holds will decline in value due to falling interest rates.
  Inflation Risk.    The risk that the value of the assets or income from an investment will be worth less in the future as inflation decreases the value of money.
		An investment in the Fund may be appropriate for you if you seek stability of principal, an investment for the cash portion of an asset allocation plan or are looking for an investment with a lower degree of risk. The Fund may not be suitable for you if you are seeking an investment that is likely to significantly outpace inflation, are investing for retirement or other longer term goals or are investing for growth or maximum current income.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment by maintaining a stable NAV of $1.00 per share, the Fund may not succeed and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or another government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated. The table provides the Fund’s average annual total returns for the periods listed. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance or by calling 1-800-447-4930.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated. The table provides the Fund’s average annual total returns for the periods listed.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-447-4930
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Calendar Years
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 1.20%, during the fourth quarter of 2006. Worst quarter: 0.00%, during the fourth quarter of 2013.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2013)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Money Market Fund’s current seven-day yield on December 31, 2013 was 0.00% for all four share classes offered in this prospectus.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The Money Market Fund’s current seven-day yield on December 31, 2013
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.00%
Retail Class | State Farm Money Market Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution [and/or Service] (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
After 1 year	rr_ExpenseExampleYear01	60
After 3 years	rr_ExpenseExampleYear03	189
After 5 years	rr_ExpenseExampleYear05	329
After 10 years	rr_ExpenseExampleYear10	738
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	0.01%
Life of Class	rr_AverageAnnualReturnSinceInception	1.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2006
Retail Class | State Farm Money Market Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	3.00%
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution [and/or Service] (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
After 1 year	rr_ExpenseExampleYear01	401
After 3 years	rr_ExpenseExampleYear03	590
After 5 years	rr_ExpenseExampleYear05	747
After 10 years	rr_ExpenseExampleYear10	1,100
After 1 year	rr_ExpenseExampleNoRedemptionYear01	101
After 3 years	rr_ExpenseExampleNoRedemptionYear03	315
After 5 years	rr_ExpenseExampleNoRedemptionYear05	547
After 10 years	rr_ExpenseExampleNoRedemptionYear10	1,100
1 Year	rr_AverageAnnualReturnYear01	(3.00%)
5 Years	rr_AverageAnnualReturnYear05	(0.40%)
Life of Class	rr_AverageAnnualReturnSinceInception	1.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2006
Retail Class | State Farm Money Market Fund | Legacy Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution [and/or Service] (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
After 1 year	rr_ExpenseExampleYear01	60
After 3 years	rr_ExpenseExampleYear03	189
After 5 years	rr_ExpenseExampleYear05	329
After 10 years	rr_ExpenseExampleYear10	738
2004	rr_AnnualReturn2004	0.76%
2005	rr_AnnualReturn2005	2.64%
2006	rr_AnnualReturn2006	4.50%
2007	rr_AnnualReturn2007	4.67%
2008	rr_AnnualReturn2008	2.02%
2009	rr_AnnualReturn2009	0.04%
2010	rr_AnnualReturn2010	0.00%
2011	rr_AnnualReturn2011	0.00%
2012	rr_AnnualReturn2012	0.00%
2013	rr_AnnualReturn2013	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	0.01%
10 Years	rr_AverageAnnualReturnYear10	1.45%
Retail Class | State Farm Money Market Fund | Legacy Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	3.00%
Maximum account fee	rr_MaximumAccountFee	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution [and/or Service] (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
After 1 year	rr_ExpenseExampleYear01	401
After 3 years	rr_ExpenseExampleYear03	590
After 5 years	rr_ExpenseExampleYear05	747
After 10 years	rr_ExpenseExampleYear10	1,100
After 1 year	rr_ExpenseExampleNoRedemptionYear01	101
After 3 years	rr_ExpenseExampleNoRedemptionYear03	315
After 5 years	rr_ExpenseExampleNoRedemptionYear05	547
After 10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,100
1 Year	rr_AverageAnnualReturnYear01	(3.00%)
5 Years	rr_AverageAnnualReturnYear05	(0.40%)
10 Years	rr_AverageAnnualReturnYear10	1.24%

[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.